Financial instruments	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Financial instruments
5.16 Financial instruments
Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently re-measured at their fair value at each balance sheet date.
The valuation techniques utilized for measuring the fair values of assets and liabilities are based on observable and unobservable inputs. Observable inputs reflect readily obtainable data from independent sources, while unobservable inputs reflect management’s market assumptions.
The fair value of instruments that are quoted in active markets are determined using the quoted prices where they represent those at which regularly and recently occurring transactions take place. Furthermore, the Group uses valuation techniques to establish the fair value of instruments where prices, quoted in active markets, are not available.
5.16.1 Financial instruments by category
The Group has materially only short-term assets and all of the financial instruments are categorized as assets at amortized costs. Financial instruments can be found in the following positions within the assets:

	Year ended December 31
in € thousand	2025	2024
FINANCIAL INSTRUMENTS IN ASSETS
Trade receivables	27,813	35,205
Other assets (1)	356	1,256
Cash and cash equivalents	109,650	168,271
TOTAL ASSETS	137,819	204,731
(1)    Prepayments and tax receivables and other non-financial assets are excluded from the other assets balance, as this analysis is required only for financial instruments.

The Group has only financial instruments which are categorized as liabilities at amortized costs. Financial instruments can be found in the following positions within the liabilities:

	Year ended December 31
in € thousand	2025	2024
FINANCIAL INSTRUMENTS IN LIABILITIES
Borrowings	179,167	187,373
Trade payables and accruals	24,540	35,522
Tax and employee-related liabilities (1)	12,642	13,107
Lease liabilities	28,082	28,941
Refund liabilities	17,498	26,141
Other liabilities (2)	7	79
TOTAL LIABILITIES	261,936	291,163

(1)    Social security and other tax payables are excluded from the tax and employee-related liabilities balance, as this analysis is required only for financial instruments.
(2)    Deferred income is excluded from the other liabilities balance, as this analysis is required only for financial instruments.
5.16.2 Fair value measurements
As at December 31, 2025 and December 31, 2024, the Group did not have assets and liabilities measured through profit and loss. In both periods, the Group also did not subscribe to any foreign currency options nor foreign currency forwards. Due to the short-term nature of its financial instruments fair valuation has no effect on the financial position.
5.16.3 Foreign currency sensitivity analysis
The following table details the Group’s sensitivity of financial instruments to a 10% increase and decrease in currency units against the relevant foreign currencies. 10% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the year-end for a 10% change in foreign currency rates. The sensitivity analysis includes external loans as well as loans to foreign operations within the Group where the denomination of the loan is in a currency other than the currency of the lender or the borrower. A positive number below indicates an increase in pre-tax profit or a reduction in pre-tax loss.
With all other variables held constant, the impact from changes in exchange rates on the pre-tax result would be as follows:

	Year ended December 31
in € thousand	2025	2024
USD/EUR +10%	(15,084)	(16,973)
USD/EUR -10%	18,435	20,745
GBP/EUR +10%	5,549	8,525
GBP/EUR -10%	(6,782)	(10,420)
SEK/EUR +10%	(5,919)	(5,725)
SEK/EUR -10%	7,234	6,998
CAD/EUR +10%	4,344	3,178
CAD/EUR -10%	(5,309)	(3,884)
The effect in the USD/EUR relationship is mostly due to borrowings denominated in USD while the cash and working capital is predominantly on a EUR basis. The Group has not used any hedging instruments to reduce the impact of foreign exchange rate changes.
5.16.4 Credit quality of financial assets
The credit quality of financial assets that are not impaired can be assessed by reference to external credit ratings (if available) or to historical information about counterparty default rates as follows:

	Year ended December 31
in € thousand	2025	2024
TRADE RECEIVABLES
Receivables from governmental institutions (AAA-country)	377	—
Receivables from governmental institutions (AA-country)	7,025	5,202
Receivables from counterparties with credit rating A	13,203	3,184
Receivables from counterparties without external credit rating or rating below A	7,128	26,744
Contract assets from counterparties with credit rating A	—	—
Contract assets from counterparties without external credit rating or rating below A	80	75
TRADE RECEIVABLES	27,813	35,205

OTHER ASSETS
Counterparties without external credit rating or rating below A	356	1,256
OTHER ASSETS	356	1,256

CASH AND CASH EQUIVALENTS
Counterparties with external credit rating or rating AA	5,342	8,921
Counterparties with external credit rating or rating A	104,308	156,135
Counterparties without external credit rating or rating below A	—	3,214
CASH AND CASH EQUIVALENTS	109,650	168,271
The rating information refers to long-term credit ratings as published by Standard & Poor’s or another rating organization (equivalent to the Standard & Poor’s rating).
The maximum exposure to credit risk at the reporting date is the fair value of the financial assets.
5.16.5 Impairment of financial assets
Trade receivables
According to IFRS 9.5.5.15, the simplified approach (measuring the loss allowance at an amount equal to lifetime expected credit losses) has to be used for trade receivables, which do not contain a significant financing component. This is the case for the Group, as all trade receivables are short-term with a maturity lasting less than 12 months.
Loss allowances have to be established for each trade receivable based on the expected credit losses. Accordingly, at the end of each reporting period, trade receivables were adjusted through a loss allowance in accordance with the revised expected outcome.
According to IFRS 9.5.5.17, default probabilities should be determined on the basis of historical data but must be adjusted on the balance sheet date on the basis of up-to-date information and forward looking information. The analysis of the historical data and forward looking information showed as at December 31, 2025 and December 31, 2024 that losses incurred were immaterial, taking further into account the limited number of customers as well as credit checks mentioned in Note 5.2.5. Therefore, loss allowance was considered immaterial as at December 31, 2025 and December 31, 2024.
Other assets and cash and cash equivalents
Historically, no losses have been incurred on other assets measured at amortized costs and on cash and cash equivalents. As at December 31, 2025 and December 31, 2024, the expected credit loss was calculated using the cumulative expected default rate based on the counterparties’ ratings and was immaterial.